Inventories - Summary (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Inventories [Abstract]
Audiovisual rights	€ 242	€ 823
Mobile terminals and other equipments	636	701
Other inventories	91	57
Other advance payments	1	0
Inventories impairment provision	(41)	(35)
Inventories	€ 929	€ 1,546